Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,642,520	$ 2,623,757
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	127,985	122,531
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	31,926	30,587
Subordinated liabilities | Issued by HSBC subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	6,094	9,112
Subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	25,832	21,475
– subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	26,427	22,659
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,290	20,487
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,547	18,640
At amortised cost | – subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	19,727	17,059
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,743	1,847
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	127,327	145,502
Financial liabilities designated at fair value | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	32,123	32,418
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,636	10,100
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,636	10,100
Financial liabilities designated at fair value | – subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	6,700	5,600
Financial liabilities designated at fair value | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0